Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reduction in net deferred income tax liability		$ 1,273.0
Current Federal Tax Expense (Benefit)		4.9	$ 0.0	$ 0.0
Current State and Local Tax Expense (Benefit)		(4.2)	(5.7)	(5.2)
Current Income Tax Expense (Benefit)		0.7	(5.7)	(5.2)
Deferred Federal Income Tax Expense (Benefit)		(75.9)	126.0	98.8
Deferred State and Local Income Tax Expense (Benefit)		26.0	28.0	4.5
Deferred Income Tax Expense (Benefit)		(49.9)	154.0	103.3
Investment Tax Credit		(0.1)	(0.2)	(0.7)
Income Tax Expense (Benefit)		$ (49.3)	$ 148.1	$ 97.4
Statutory federal tax rate		35.00%	35.00%	35.00%
Federal deferred tax revaluation		(41.20%)	0.00%	0.00%
Federal renewable energy credit (A)	[1]	(4.80%)	(6.80%)	(8.90%)
Remeasurement of state deferred tax liabilities		0.40%	0.90%	(0.80%)
401(k) dividends		(0.50%)	(0.60%)	(0.70%)
Federal investment tax credits, net		(0.10%)	(0.80%)	(0.20%)
State income taxes, net of federal income tax benefit		2.00%	1.90%	0.10%
Uncertain tax positions		0.00%	0.10%	0.70%
Amortization of net unfunded deferred taxes		0.70%	0.70%	0.90%
Other		(0.10%)	0.10%	0.30%
Effective income tax rate		(8.60%)	30.50%	26.40%
Accrued liabilities		$ (7.4)	$ (16.1)
Accrued vacation		(2.1)	(3.5)
Uncollectible accounts		(0.4)	(0.6)
Accelerated depreciation and other property related differences		1,449.6	2,103.2
Investment in Enable Midstream Partners		441.7	657.3
Regulatory asset		18.9	34.4
Income taxes (recoverable from) refundable to customers, net		(244.3)	24.1
Company Pension Plan		11.5	16.5
Bond redemption-unamortized costs		2.6	4.3
Derivative instruments		1.6	2.2
Federal tax credits		(218.5)	(220.6)
State tax credits		(141.7)	(112.2)
Postretirement medical and life insurance benefits		(25.2)	(48.9)
Net operating losses		(21.1)	(31.7)
Regulatory liabilities		(16.8)	(34.6)
Asset retirement obligations		(19.2)	(24.5)
Deferred federal investment tax credits		(0.5)	(0.8)
Other		(0.9)	(14.0)
Total deferred income tax liabilities, net		1,227.8	2,334.5
Unrecognized Tax Benefits		20.7	20.7	$ 20.2	$ 16.1
Current year additions		0.0	0.5	4.1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0.0
Tax Credit Carryforward, Deferred Tax Asset		218.5	220.6
Reduction in income tax expense		234.7
Increased Regulatory Liabilities due to Income Taxes		1,038.0
State operating loss [Member]
Operating Loss Carryforwards		472.1
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		$ 21.1
Tax Credit Carryforward, Expiration Date		Dec. 31, 2030
Federal tax credits [Member]
Federal tax credits		$ (218.5)
Tax Credit Carryforward, Amount		218.5
Tax Credit Carryforward, Deferred Tax Asset		$ 218.5
Tax Credit Carryforward, Expiration Date		Dec. 31, 2029
Oklahoma investment tax credits [Member]
Federal tax credits		$ (113.8)
Tax Credit Carryforward, Amount		144.1
Tax Credit Carryforward, Deferred Tax Asset		113.8
Oklahoma capital investment board credits [Member]
Federal tax credits		(8.5)
Tax Credit Carryforward, Amount		8.5
Tax Credit Carryforward, Deferred Tax Asset		8.5
Oklahoma zero emission tax credits [Member]
Federal tax credits		(19.4)
Tax Credit Carryforward, Amount		24.1
Tax Credit Carryforward, Deferred Tax Asset		$ 19.4
Tax Credit Carryforward, Expiration Date		Dec. 31, 2020
OGE Energy Corp. [Member]
Unrecognized Tax Benefits		$ 16.4
Og and E [Member]
Unrecognized Tax Benefits			$ 13.5	$ 13.2

[1]	Represents credits associated with the production from OG&E's wind farms.